Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 853,304	$ 839,940
Accumulated depreciation	(348,306)	(310,223)
Fixed assets, net	504,998	529,717
Depreciation expenses for fixed assets	93,037	83,114	$ 73,449
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	372,723	391,490
Computer equipment and hardware [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	418,624	388,693
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	49,164	45,849
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	8,878	9,879
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 3,915	$ 4,029